Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,469		$ 3,469		$ 3,469
Accumulated Depreciation and Amortization	(2,209)		(2,209)		(2,055)
Property and Equipment, net	1,260		1,260		1,414
Depreciation and amortization	77	$ 139	154	$ 279
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	2,261		2,261		2,261
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	588		588		588
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	456		456		456
Software
Property, Plant and Equipment [Line Items]
Property and equipment	$ 164		$ 164		$ 164